Reid A. Evers
Secretary

Transamerica Investors
1150 South Olive Street
Los Angeles, CA  90015
Telephone 213-742-3595
Fax 213-741-6623



                                 January 6, 1998




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Transamerica Investors, Inc.
                         File Nos. 33-90888 and 811-9010

Commissioners:

         On behalf of Transamerica Investors, Inc. ("Registrant"), pursuant to Rule 497(j) under the Securities Act of 1933, I certify that the Supplements to the Prospectuses for the Transamerica Premier Aggressive Growth Fund and the Transamerica Premier Small Company Fund, which are series of the Registrant, otherwise required to be filed pursuant to Rule 497(c) under the Securities Act of 1933 do not differ from the form of Supplements contained in Post-Effective Amendment No. 6 to the Registrant's Registration Statement under the Securities Act of 1933 which was filed electronically on December 31, 1997.

         If you have any questions, please contact the undersigned at (213) 742-3595 or at the address above.

                                   Sincerely,



                                  Reid A. Evers


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